SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2015 ILS (₪) ₪ / shares shares	Aug. 31, 2015 USD ($)	Dec. 31, 2014 ₪ / shares shares	Dec. 31, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, amount authorized | ₪				₪ 20,000,000
Ordinary shares, shares authorized	200,000,000			200,000,000		200,000,000
Ordinary shares, par value per share | ₪ / shares				₪ 0.1		₪ 0.1
Authorized amount of ordinary shares to repurchase | $					$ 15,000
Number of ordinary shares repurchased	25,000
Purchase of ordinary shares | $	$ 166
Intrinsic value of options outstanding | $	1,580
Intrinsic value of options exercisable | $	1,170
Intrinsic value of options vested and expected to vest | $	1,363
Intrinsic value of options exercised | $	$ 469
Stock options vested during period	300,466
Weighted average remaining contractual life of options outstanding	6 years 3 months 4 days
Weighted-average remaining contractual life of exercisable options	5 years 7 months 28 days
Options outstanding	2,811,966		2,875,003	2,811,966		2,531,381	2,709,910
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	1,732	8,333
Exercise Price | $ / shares	$ 0.03
2006 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	2,811,966			2,811,966
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options | $	$ 5,339
Unrecognized compensation cost, recognition period	2 years 1 month 17 days
Shares available for future issuance	319,507			319,507
Vesting period for plan	4 years
Options, expiration period	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options | $	$ 3,312
Unrecognized compensation cost, recognition period	2 years 1 month 17 days
Number of restricted stock units outstanding	359,404		14,208	359,404		445,264
Granted	158,551	561,873
Restricted Stock Units (RSUs) [Member] | 2006 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	4 years
Number of restricted stock units outstanding	359,404			359,404
Granted	158,551	561,873